Note 8 - Fixed Assets	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
8.	Fixed assets

December 31, 2024		Accumulated
	Cost	depreciation	Net

Land	$24	$-	$24
Buildings	4,567	669	3,898
Vehicles	196,559	114,070	82,489
Furniture and equipment	192,241	136,280	55,961
Computer equipment and software	220,335	146,180	74,155
Leasehold improvements	83,289	45,822	37,467
	$697,015	$443,021	$253,994

December 31, 2023		Accumulated
	Cost	depreciation	Net

Land	$26	$-	$26
Buildings	4,554	589	3,965
Vehicles	156,900	94,937	61,963
Furniture and equipment	172,841	120,980	51,861
Computer equipment and software	213,309	152,607	60,702
Leasehold improvements	65,826	40,155	25,671
	$613,456	$409,268	$204,188

Included in fixed assets are vehicles, office and computer equipment under finance lease at a cost of $50,474 (2023 - $36,915) and net book value of $30,681 (2023 - $21,298).